Other Expenses (Restructuring Charges) (Details) - Other expenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Charges
Balance at January 1,	$ 22	$ 37	$ 46	$ 23
Restructuring charges		64	91	115
Cash payments		(79)	(100)	(92)
Balance at December 31,		22	37	46
Total restructuring charges incurred since inception of initiative		429	365	274
Scenario, Forecast | Minimum
Restructuring Charges
Restructuring charges	5
Scenario, Forecast | Maximum
Restructuring Charges
Restructuring charges	10
Severance
Restructuring Charges
Balance at January 1,	18	31	40	23
Restructuring charges		60	83	99
Cash payments		(73)	(92)	(82)
Balance at December 31,		18	31	40
Total restructuring charges incurred since inception of initiative		383	323	240
Lease and Asset Impairment
Restructuring Charges
Balance at January 1,	$ 4	6	6	0
Restructuring charges		4	8	16
Cash payments		(6)	(8)	(10)
Balance at December 31,		4	6	6
Total restructuring charges incurred since inception of initiative		$ 46	$ 42	$ 34